CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common share capital	Contributed surplus	Accumulated deficit	Accumulated other comprehensive income (loss)	Total accumulated deficit and accumulated other comprehensive income (loss)	Total common shareholders' equity	Non-controlling interest	Total
Adjusted balance at the beginning of the period			$ (11,026.1)	$ 39.1
Balance at the beginning of the period at Dec. 31, 2016	$ 14,894.2	$ 238.3	(11,026.1)	39.1			$ 38.8
Transfer from contributed surplus on exercise of restricted shares	7.2
Options exercised, including cash	1.1
Share-based compensation		13.6
Transfer of fair value of exercised options and restricted shares		(11.2)
Net (loss) earnings attributable to common shareholders			445.4					$ 445.4
Other comprehensive income (loss)				(18.0)				(18.0)
Net earnings (loss) attributable to non-controlling interest							(3.2)	(3.2)
Balance at the end of the period at Dec. 31, 2017	14,902.5	240.7	(10,580.7)	21.1	$ (10,559.6)	$ 4,583.6	35.6	4,619.2
Adjustment on initial application of IFRS 9 | Initial application of IFRS 9			56.3	(56.3)
Balance at the beginning of the period at Dec. 31, 2017	14,902.5	240.7	(10,580.7)	21.1	(10,559.6)	4,583.6	35.6	4,619.2
Adjustment on initial application of IFRS 9 | Initial application of IFRS 9				(56.3)
Adjustment on initial application of IFRS 9								(56.3)
Transfer from contributed surplus on exercise of restricted shares	10.0
Options exercised, including cash	0.9
Share-based compensation		14.6
Transfer of fair value of exercised options and restricted shares		(15.5)
Net (loss) earnings attributable to common shareholders			(23.6)					(23.6)
Other comprehensive income (loss)				(82.8)				(82.8)
Losses on cash flow hedges transferred to cost of non-financial assets				19.5
Net earnings (loss) attributable to non-controlling interest							(2.0)	(2.0)
Dividend paid to non-controlling interest							(13.0)
Balance at the end of the period at Dec. 31, 2018	$ 14,913.4	$ 239.8	(10,548.0)	(98.5)	$ (10,646.5)	$ 4,506.7	$ 20.6	$ 4,527.3
Adjusted balance at the beginning of the period			$ (10,524.4)	$ (35.2)